SEGMENT INFORMATION (Schedule of Sale by Customer) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue, Major Customer [Line Items]
Net revenues	$ 64,975	$ 37,867	$ 23,019
Customer A [Member] | Nutrition [Member]
Revenue, Major Customer [Line Items]
Net revenues	7,692	9,426	1,179
Customer B [Member] | Nutrition [Member]
Revenue, Major Customer [Line Items]
Net revenues	1,301	2,130	2,801
Customer C [Member] | Nutrition [Member]
Revenue, Major Customer [Line Items]
Net revenues	2,329	2,586	2,626
Customer D [Member] | Nutrition [Member]
Revenue, Major Customer [Line Items]
Net revenues	$ 9,833	$ 595